Condensed Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total USD ($)	Number of Common Shares	Preferred stock USD ($)	Paid-in Capital USD ($)	Retained Earnings USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)
Beginning balance at Dec. 31, 2010	$ 17,755		$ 7	$ 11,954	$ 6,046	$ (252)
Beginning balance (in shares) at Dec. 31, 2010		1,245,267
Net loss	(11,006)				(11,006)
Other comprehensive income	869					869
Preferred stock dividends (5%)	(380)				(380)
Discount accretion on preferred stock				67	(67)
Stock option expense	12			12
Balance at December 31, 2012 at Dec. 31, 2011	7,250		7	12,033	(5,407)	617
Beginning balance (in shares) at Dec. 31, 2011		1,245,267
Net loss	(2,461)				(2,461)
Other comprehensive income	(386)					(386)
Redeemed TARP preferred stock	(3,312)		(7)	(3,305)
Preferred stock dividends (5%)	(380)				(380)
Net proceeds of private offering (in shares)		4,315,300
Net proceeds of private offering	21,228		197	21,031
Gain on preferred stock redemption	401			(3,684)	4,085
Discount accretion on preferred stock				183	(183)
Stock option expense	12			12
Balance at December 31, 2012 at Dec. 31, 2012	$ 22,352		$ 197	$ 26,270	$ (4,346)	$ 231
Balance at December 31, 2012 (in shares) at Dec. 31, 2012		5,560,567